Fair Value (Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held to maturity securities, fair value		$ 18,607	$ 20,281
Servicing assets		1,389	753	$ 437
Accrued interest receivable		3,884	3,518
Accrued interest payable		461	474
Impaired Financing Receivable, Recorded Investment		7,173	12,157
Impaired collateral-dependent loans		6,331	10,996
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired collateral-dependent loans		6,331	10,996
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents		88,157	129,821
Held to maturity securities, fair value	[1]	71,336	80,082
SBA Loans Held for Sale		13,114	5,179
Loans, Net of Allowance for Loan Losses	[2]	863,085	744,095
FHLB stock		4,600	6,032
Servicing assets		1,389	753
Accrued interest receivable		3,884	3,518
OREO		1,591	1,162
Deposits		894,493	794,341
Borrowed Funds and Subordinated Debentures		107,465	140,465
Accrued interest payable		461	474
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents		88,157	129,821
Held to maturity securities, fair value	[1]	71,472	80,354
SBA Loans Held for Sale		14,324	5,655
Loans, Net of Allowance for Loan Losses	[2]	864,691	748,093
FHLB stock		4,600	6,032
Servicing assets		1,389	753
Accrued interest receivable		3,884	3,518
OREO		1,591	1,162
Deposits		893,651	794,436
Borrowed Funds and Subordinated Debentures		109,549	145,333
Accrued interest payable		461	474
Impaired Financing Receivable, Recorded Investment		6,300	11,000
Commercial Mortgage Backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held to maturity securities, fair value		3,840	3,965
Commercial Mortgage Backed Securities [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held to maturity securities, fair value		3,900	4,000
Commercial Mortgage Backed Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held to maturity securities, fair value		$ 3,800	$ 4,000

[1]	Includes held to maturity commercial mortgage-backed securities that are considered Level 3. These securities had book values of $3.9 million and $4.0 million at December 31, 2015 and 2014, respectively, and market values of $3.8 million and $4.0 million at December 31, 2015 and 2014, respectively.
[2]	Includes impaired loans that are considered Level 3 and reported separately in the tables under the "Fair Value on a Nonrecurring Basis" heading. Collateral-dependent impaired loans, net of specific reserves totaled $6.3 million and $11.0 million at December 31, 2015 and 2014, respectively.